Condensed Consolidated Interim Statements of Financial Position - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,388,916	$ 926,061
Amounts receivable	2,673,496	4,337,825
Prepaid expenses and deposits	1,425,811	962,812
Total current assets	6,488,223	6,226,698
Oil and gas properties, net	36,693,806	30,049,794
Property and equipment, net	842,426	741,727
Total assets	44,024,455	37,018,219
Current liabilities:
Accounts payable and accrued liabilities	11,410,326	10,600,080
RSU obligation	133,314	295,747
Loans payable	2,402,867	145,866
Lease liability	24,613	4,057
Derivative liability	987
Total current liabilities	13,972,107	11,045,750
Asset retirement obligation	5,696,668	5,316,470
Loans payable	8,563	20,689
Derivative liability		4,827
Lease liability	143,751	4,552
Total liabilities	19,821,089	16,392,288
Stockholders’ equity:
Share capital	65,270,617	64,750,270
Notes and amounts receivable for equity issued	(1,020,697)	(1,062,062)
Warrant and option reserve	5,729,405	5,682,869
Shares to be cancelled	7,645	7,645
Obligation to issue shares	94,210	94,210
Accumulated other comprehensive loss	(3,312,209)	(4,009,997)
Accumulated deficit	(42,565,605)	(44,837,004)
Total stockholders’ equity	24,203,366	20,625,931
Total liabilities and stockholders’ equity	$ 44,024,455	$ 37,018,219